COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2022
Collateral And Contractual Commitments With Suppliers Advances From Customers And Others
Schedule of commitments and contingent liabilities

	2022	2021

Collateral given for the Company’s own liabilities	764.5	788.6
Other commitments	1,368.1	1,719.1
	2,132.6	2,507.7

Commitments to suppliers	50,365.3	51,562.0
	50,365.3	51,562.0

Schedule of future contractual commitments

	2022	2021

Less than 1 year	12,491.0	11,559.9
Between 1 and 2 years	10,315.3	9,982.2
More than 2 years	27,559.0	30,019.9
	50,365.3	51,562.0